Subsequent Events (Details) - Subsequent Event - CM Life Sciences, Inc.	Feb. 10, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Maximum aggregate amount of cash consideration	$ 343,000,000
Aggregate amount of shares, percentage	11.00%
Cash payment	$ 0.00
Shares issued (in shares) | shares	35,000,000
Aggregate purchase price	$ 350,000,000